As filed with the Securities and Exchange Commission on August 20, 2026

Securities Act File No. 333-295478

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-2
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. 4
Post-Effective Amendment No.

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Blackstone Private Credit Fund

(Exact name of registrant as specified in its charter)

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345 Park Avenue

New York, NY

(212) 503-2100

(Address and telephone number, including area code, of principal executive offices)

Lucie Enns, Esq.

Blackstone Private Credit Strategies LLC

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

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COPIES TO:

Rajib Chanda Simpson Thacher & Bartlett LLP 900 G Street, N.W. Washington, DC 20001	Kenneth E. Burdon Simpson Thacher & Bartlett LLP 855 Boylston Street Boston, MA 02116	Benjamin C. Wells Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, NY 10017

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Approximate Date of Commencement of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.
☒

Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.
☐

Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐

Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c) of the Securities Act.
☐	immediately upon filing pursuant to paragraph (b) of Rule 486.
☒	on September 19, 2026 pursuant to paragraph (b) of Rule 486.
☐	60 days after filing pursuant to paragraph (a) of Rule 486.
☐	on (date) pursuant to paragraph (a) of Rule 486.

If appropriate, check the following box:

☒	This amendment designates a new effective date for a previously filed registration statement.
☐

This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

☐

This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

☐

This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

Check each box that appropriately characterizes the Registrant:

☐	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).
☒	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).
☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).
☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”)).
☐

If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☐	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

The sole purpose of this filing is to delay the effectiveness of the registration statement on Form N-2 (SEC File No. 333-295478), filed on May 1, 2026 (the “Registration Statement”), until September 19, 2026. The Registration Statement under the Securities Act of 1933 is incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), the Registrant certifies that this Registration Statement on Form N-2 meets all of the requirements for effectiveness under Rule 486(b) under the Securities Act and has duly caused this Pre-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on August 20, 2026.

BLACKSTONE PRIVATE CREDIT FUND
By:	/s/ Brad Marshall
Name:	Brad Marshall
Title:	Chief Executive Officer and Trustee

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacity and on the date indicated.

Signature	Title	Date
/s/ Brad Marshall	Chief Executive Officer and Trustee	August 20, 2026
Brad Marshall	(Principal Executive Officer)
/s/ Teddy Desloge	Chief Financial Officer	August 20, 2026
Teddy Desloge	(Principal Financial Officer)
/s/ Matthew Alcide	Chief Accounting Officer and Treasurer	August 20, 2026
Matthew Alcide	(Principal Accounting Officer)
/s/ Robert Bass*	Trustee	August 20, 2026
Robert Bass
/s/ James F. Clark*	Trustee	August 20, 2026
James F. Clark
/s/ Tracy Collins*	Trustee	August 20, 2026
Tracy Collins
/s/ Vicki L. Fuller*	Trustee	August 20, 2026
Vicki L. Fuller
/s/ Vikrant Sawhney*	Trustee	August 20, 2026
Vikrant Sawhney
/s/ Michelle Greene*	Trustee	August 20, 2026
Michelle Greene
*By:	/s/ Brad Marshall
Brad Marshall
As Agent or Attorney-in-Fact

August 20, 2026

The original power of attorney authorizing Brad Marshall to execute this Pre-Effective Amendment No. 4, and any amendments thereto, for the trustees of the Registrant on whose behalf this Pre-Effective Amendment No. 4 is filed has been executed and filed as an exhibit to the Registration Statement, and incorporated herein by reference.